SCHEDULE OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION FOR LEASE (Details)	Mar. 31, 2022 USD ($)	Jul. 01, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Current	$ 933,405		$ 733,488
Non-current	3,995,562		134,951
At 31 March	$ 4,928,967	£ 1,000	$ 868,439	$ 3,078,251